Portfolio of Investments – as of October 31, 2024 (Unaudited)
Natixis Target Retirement 2045 Fund

Shares	Description	Value (†)
Common Stocks — 55.6% of Net Assets
	Aerospace & Defense — 1.2%
287	AAR Corp.(a)	$16,847
823	Boeing Co.(a)	122,882
193	General Electric Co.	33,154
55	L3Harris Technologies, Inc.	13,611
50	Lockheed Martin Corp.	27,302
118	Moog, Inc., Class A	22,255
18	Northrop Grumman Corp.	9,162
270	RTX Corp.	32,667
142	Woodward, Inc.	23,301
		301,181
	Air Freight & Logistics — 0.3%
361	Expeditors International of Washington, Inc.	42,959
41	FedEx Corp.	11,228
238	GXO Logistics, Inc.(a)	14,234
64	United Parcel Service, Inc., Class B	8,580
		77,001
	Automobile Components — 0.5%
53	Aptiv PLC(a)	3,012
1,014	BorgWarner, Inc.	34,101
811	Dana, Inc.	6,220
803	Magna International, Inc.	31,694
1,726	Mobileye Global, Inc., Class A(a)	23,491
227	Visteon Corp.(a)	20,487
		119,005
	Automobiles — 1.5%
2,532	General Motors Co.	128,524
931	Tesla, Inc.(a)	232,611
112	Thor Industries, Inc.	11,657
		372,792
	Banks — 3.3%
482	Ameris Bancorp	29,879
799	Atlantic Union Bankshares Corp.	30,202
857	Banc of California, Inc.	13,164
2,727	Bank of America Corp.	114,043
1,845	Citigroup, Inc.	118,394
188	Citizens Financial Group, Inc.	7,919
274	East West Bancorp, Inc.	26,712
35	First Citizens BancShares, Inc., Class A	67,807
873	First Financial Bancorp	22,331
1,446	Fulton Financial Corp.	26,187
489	International Bancshares Corp.	29,956
432	JPMorgan Chase & Co.	95,870
127	PNC Financial Services Group, Inc.	23,910
229	Regions Financial Corp.	5,466
470	SouthState Corp.	45,839
639	Truist Financial Corp.	27,509
273	U.S. Bancorp	13,189
460	Webster Financial Corp.	23,828
1,589	Wells Fargo & Co.	103,158
		825,363
	Beverages — 0.9%
76	Boston Beer Co., Inc., Class A(a)	22,121
545	Coca-Cola Co.	35,594
1,146	Keurig Dr. Pepper, Inc.	37,761
1,938	Monster Beverage Corp.(a)	102,094
184	PepsiCo, Inc.	30,559
		228,129
	Biotechnology — 1.3%
194	AbbVie, Inc.	39,551
Shares	Description	Value (†)
	Biotechnology — continued
326	Alnylam Pharmaceuticals, Inc.(a)	$86,908
51	Amgen, Inc.	16,328
241	BioMarin Pharmaceutical, Inc.(a)	15,879
370	CRISPR Therapeutics AG(a)	17,164
266	Gilead Sciences, Inc.	23,626
242	Halozyme Therapeutics, Inc.(a)	12,238
93	Incyte Corp.(a)	6,893
139	Neurocrine Biosciences, Inc.(a)	16,718
83	Regeneron Pharmaceuticals, Inc.(a)	69,571
100	Sarepta Therapeutics, Inc.(a)	12,600
42	United Therapeutics Corp.(a)	15,707
15	Vertex Pharmaceuticals, Inc.(a)	7,140
		340,323
	Broadline Retail — 1.3%
298	Alibaba Group Holding Ltd., ADR	29,198
1,451	Amazon.com, Inc.(a)	270,466
195	eBay, Inc.	11,214
156	Ollie's Bargain Outlet Holdings, Inc.(a)	14,326
		325,204
	Building Products — 0.8%
64	Carlisle Cos., Inc.	27,023
134	Carrier Global Corp.	9,744
704	Fortune Brands Innovations, Inc.	58,664
50	Lennox International, Inc.	30,129
577	Masco Corp.	46,108
150	Owens Corning	26,519
157	Trex Co., Inc.(a)	11,123
		209,310
	Capital Markets — 3.3%
1,292	Bank of New York Mellon Corp.	97,365
50	BlackRock, Inc.	49,052
64	Cboe Global Markets, Inc.	13,668
1,620	Charles Schwab Corp.	114,745
123	CME Group, Inc.	27,719
91	FactSet Research Systems, Inc.	41,319
71	Goldman Sachs Group, Inc.	36,763
735	Intercontinental Exchange, Inc.	114,564
400	Janus Henderson Group PLC	16,524
84	KKR & Co., Inc.	11,612
126	Morgan Stanley	14,648
74	MSCI, Inc.	42,269
906	Nasdaq, Inc.	66,972
45	Northern Trust Corp.	4,523
64	S&P Global, Inc.	30,743
564	SEI Investments Co.	42,165
870	State Street Corp.	80,736
45	T. Rowe Price Group, Inc.	4,944
76	Virtus Investment Partners, Inc.	16,444
		826,775
	Chemicals — 1.0%
43	Air Products & Chemicals, Inc.	13,353
276	Celanese Corp.	34,768
1,379	Corteva, Inc.	84,009
68	DuPont de Nemours, Inc.	5,643
86	Ecolab, Inc.	21,133
217	HB Fuller Co.	15,880
152	Innospec, Inc.	16,382
72	Linde PLC	32,843
183	Minerals Technologies, Inc.	13,778

Shares	Description	Value (†)
	Chemicals — continued
26	Sherwin-Williams Co.	$9,328
243	Stepan Co.	17,578
		264,695
	Commercial Services & Supplies — 0.2%
108	MSA Safety, Inc.	17,922
235	RB Global, Inc.	19,914
36	Waste Management, Inc.	7,771
		45,607
	Communications Equipment — 0.2%
265	Ciena Corp.(a)	16,830
74	F5, Inc.(a)	17,307
26	Motorola Solutions, Inc.	11,683
		45,820
	Construction & Engineering — 0.3%
245	AECOM	26,166
63	Comfort Systems USA, Inc.	24,635
52	EMCOR Group, Inc.	23,196
		73,997
	Construction Materials — 0.1%
30	Martin Marietta Materials, Inc.	17,770
73	Vulcan Materials Co.	19,997
		37,767
	Consumer Finance — 0.9%
2,377	Ally Financial, Inc.	83,314
92	American Express Co.	24,847
621	Capital One Financial Corp.	101,093
145	Synchrony Financial	7,995
		217,249
	Consumer Staples Distribution & Retail — 1.1%
219	BJ's Wholesale Club Holdings, Inc.(a)	18,556
50	Casey's General Stores, Inc.	19,701
50	Costco Wholesale Corp.	43,709
1,927	Kroger Co.	107,469
156	Sprouts Farmers Market, Inc.(a)	20,035
44	Target Corp.	6,601
703	Walmart, Inc.	57,611
		273,682
	Containers & Packaging — 0.2%
223	Crown Holdings, Inc.	20,862
353	Sonoco Products Co.	18,539
		39,401
	Distributors — 0.1%
322	Genuine Parts Co.	36,933
	Diversified Consumer Services — 0.2%
56	Duolingo, Inc.(a)	16,406
131	Grand Canyon Education, Inc.(a)	17,961
270	Service Corp. International	22,046
		56,413
	Diversified REITs — 0.1%
634	American Assets Trust, Inc.	17,086
	Diversified Telecommunication Services — 0.4%
2,039	AT&T, Inc.	45,959
388	Iridium Communications, Inc.	11,380
869	Verizon Communications, Inc.	36,611
		93,950
	Electric Utilities — 0.5%
376	Alliant Energy Corp.	22,560
308	Evergy, Inc.	18,615
222	Eversource Energy	14,619
Shares	Description	Value (†)
	Electric Utilities — continued
173	Exelon Corp.	$6,799
399	FirstEnergy Corp.	16,690
146	IDACORP, Inc.	15,108
816	PPL Corp.	26,569
202	Xcel Energy, Inc.	13,496
		134,456
	Electrical Equipment — 0.4%
91	Eaton Corp. PLC	30,174
180	Emerson Electric Co.	19,488
50	GE Vernova, Inc.(a)	15,083
326	nVent Electric PLC	24,310
119	Regal Rexnord Corp.	19,818
		108,873
	Electronic Equipment, Instruments & Components — 0.8%
170	Advanced Energy Industries, Inc.	18,450
310	Amphenol Corp., Class A	20,776
354	Avnet, Inc.	19,190
282	Cognex Corp.	11,345
195	Coherent Corp.(a)	18,026
63	Fabrinet(a)	15,181
883	Knowles Corp.(a)	15,294
56	Littelfuse, Inc.	13,699
356	TE Connectivity PLC	52,482
19	Teledyne Technologies, Inc.(a)	8,651
20	Zebra Technologies Corp., Class A(a)	7,639
		200,733
	Energy Equipment & Services — 0.2%
471	ChampionX Corp.	13,292
1,021	NOV, Inc.	15,836
232	Schlumberger NV	9,296
		38,424
	Entertainment — 1.5%
84	Electronic Arts, Inc.	12,671
252	Netflix, Inc.(a)	190,520
40	Take-Two Interactive Software, Inc.(a)	6,469
1,243	Walt Disney Co.	119,577
4,735	Warner Bros. Discovery, Inc.(a)	38,495
		367,732
	Financial Services — 2.3%
434	Block, Inc.(a)	31,387
1,149	Corebridge Financial, Inc.	36,504
557	Fiserv, Inc.(a)	110,230
595	Global Payments, Inc.	61,708
31	Jack Henry & Associates, Inc.	5,640
77	Mastercard, Inc., Class A	38,469
1,173	MGIC Investment Corp.	29,372
551	PayPal Holdings, Inc.(a)	43,694
658	Visa, Inc., Class A	190,721
334	Voya Financial, Inc.	26,820
77	WEX, Inc.(a)	13,290
		587,835
	Food Products — 0.5%
176	Campbell Soup Co.	8,211
314	General Mills, Inc.	21,358
47	Hershey Co.	8,346
147	Ingredion, Inc.	19,516
199	Kellanova	16,049
629	Kraft Heinz Co.	21,046

Shares	Description	Value (†)
	Food Products — continued
127	McCormick & Co., Inc.	$9,937
364	Mondelez International, Inc., Class A	24,927
		129,390
	Gas Utilities — 0.2%
111	Atmos Energy Corp.	15,405
406	New Jersey Resources Corp.	18,631
251	ONE Gas, Inc.	17,889
		51,925
	Ground Transportation — 0.4%
463	CSX Corp.	15,575
69	Norfolk Southern Corp.	17,280
104	Ryder System, Inc.	15,213
33	Saia, Inc.(a)	16,124
94	Uber Technologies, Inc.(a)	6,773
46	Union Pacific Corp.	10,675
132	XPO, Inc.(a)	17,230
		98,870
	Health Care Equipment & Supplies — 1.0%
19	Align Technology, Inc.(a)	3,896
991	Baxter International, Inc.	35,379
82	Becton Dickinson & Co.	19,154
81	Edwards Lifesciences Corp.(a)	5,428
78	GE HealthCare Technologies, Inc.	6,813
149	Intuitive Surgical, Inc.(a)	75,072
183	LeMaitre Vascular, Inc.	16,175
228	Merit Medical Systems, Inc.(a)	22,495
58	Penumbra, Inc.(a)	13,274
51	ResMed, Inc.	12,366
77	Stryker Corp.	27,434
63	Zimmer Biomet Holdings, Inc.	6,736
		244,222
	Health Care Providers & Services — 1.4%
221	Acadia Healthcare Co., Inc.(a)	9,434
108	Cardinal Health, Inc.	11,720
1,360	Centene Corp.(a)	84,674
36	Chemed Corp.	19,449
70	Cigna Group	22,037
866	CVS Health Corp.	48,894
47	Elevance Health, Inc.	19,071
21	HCA Healthcare, Inc.	7,534
194	HealthEquity, Inc.(a)	16,538
99	Henry Schein, Inc.(a)	6,953
16	Humana, Inc.	4,125
28	Labcorp Holdings, Inc.	6,392
34	McKesson Corp.	17,020
391	Select Medical Holdings Corp.	12,543
107	UnitedHealth Group, Inc.	60,401
		346,785
	Health Care REITs — 0.1%
228	Welltower, Inc.	30,753
	Health Care Technology — 0.5%
1,378	Doximity, Inc., Class A(a)	57,518
282	Veeva Systems, Inc., Class A(a)	58,890
		116,408
	Hotel & Resort REITs — 0.0%
237	Host Hotels & Resorts, Inc.	4,086
	Hotels, Restaurants & Leisure — 1.0%
432	Aramark	16,343
4	Booking Holdings, Inc.	18,705
211	Chipotle Mexican Grill, Inc.(a)	11,768
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
161	Marriott Vacations Worldwide Corp.	$12,402
104	McDonald's Corp.	30,379
759	Starbucks Corp.	74,154
360	Travel & Leisure Co.	17,212
47	Wingstop, Inc.	13,521
612	Yum China Holdings, Inc.	26,995
259	Yum! Brands, Inc.	33,970
		255,449
	Household Durables — 0.3%
352	KB Home	27,632
106	Meritage Homes Corp.	19,207
126	PulteGroup, Inc.	16,321
362	Taylor Morrison Home Corp.(a)	24,797
		87,957
	Household Products — 0.4%
217	Church & Dwight Co., Inc.	21,681
82	Colgate-Palmolive Co.	7,684
530	Energizer Holdings, Inc.	16,997
405	Procter & Gamble Co.	66,898
		113,260
	Independent Power & Renewable Electricity Producers — 0.1%
502	AES Corp.	8,278
638	Clearway Energy, Inc., Class A	16,996
		25,274
	Industrial Conglomerates — 0.1%
59	3M Co.	7,580
65	Honeywell International, Inc.	13,369
		20,949
	Industrial REITs — 0.1%
100	Prologis, Inc.	11,294
497	Rexford Industrial Realty, Inc.	21,316
		32,610
	Insurance — 1.9%
46	Allstate Corp.	8,580
1,302	American International Group, Inc.	98,796
97	Arch Capital Group Ltd.(a)	9,560
92	Arthur J Gallagher & Co.	25,870
331	Assured Guaranty Ltd.	27,625
70	Chubb Ltd.	19,771
253	First American Financial Corp.	16,230
153	Hanover Insurance Group, Inc.	22,694
161	Hartford Financial Services Group, Inc.	17,781
64	Marsh & McLennan Cos., Inc.	13,967
116	Prudential Financial, Inc.	14,208
324	Reinsurance Group of America, Inc.	68,390
219	Selective Insurance Group, Inc.	19,890
91	Travelers Cos., Inc.	22,381
287	Willis Towers Watson PLC	86,728
		472,471
	Interactive Media & Services — 2.7%
890	Alphabet, Inc., Class A	152,288
1,468	Alphabet, Inc., Class C	253,509
446	Meta Platforms, Inc., Class A	253,141
429	Yelp, Inc.(a)	14,646
		673,584
	IT Services — 0.6%
79	Accenture PLC, Class A	27,241
218	Cognizant Technology Solutions Corp., Class A	16,261
173	International Business Machines Corp.	35,762

Shares	Description	Value (†)
	IT Services — continued
560	Kyndryl Holdings, Inc.(a)	$12,818
717	Shopify, Inc., Class A(a)	56,077
		148,159
	Leisure Products — 0.1%
769	Mattel, Inc.(a)	15,672
	Life Sciences Tools & Services — 0.9%
48	Agilent Technologies, Inc.	6,255
991	Avantor, Inc.(a)	22,169
65	Danaher Corp.	15,968
419	Illumina, Inc.(a)	60,394
416	IQVIA Holdings, Inc.(a)	85,621
82	Repligen Corp.(a)	11,010
53	Thermo Fisher Scientific, Inc.	28,955
		230,372
	Machinery — 1.3%
116	AGCO Corp.	11,581
36	Caterpillar, Inc.	13,543
298	Deere & Co.	120,598
88	Dover Corp.	16,661
130	Fortive Corp.	9,286
350	Graco, Inc.	28,507
29	Illinois Tool Works, Inc.	7,573
245	ITT, Inc.	34,329
152	Oshkosh Corp.	15,540
25	Parker-Hannifin Corp.	15,852
136	SPX Technologies, Inc.(a)	19,515
246	Terex Corp.	12,721
160	Toro Co.	12,877
		318,583
	Media — 0.9%
246	Charter Communications, Inc., Class A(a)	80,592
1,801	Comcast Corp., Class A	78,650
481	Interpublic Group of Cos., Inc.	14,141
311	Liberty Broadband Corp., Class C(a)	25,135
207	Omnicom Group, Inc.	20,907
		219,425
	Metals & Mining — 0.4%
340	Alcoa Corp.	13,631
85	Carpenter Technology Corp.	12,707
839	Cleveland-Cliffs, Inc.(a)	10,890
162	Freeport-McMoRan, Inc.	7,293
299	Newmont Corp.	13,587
76	Reliance, Inc.	21,762
316	U.S. Steel Corp.	12,277
		92,147
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,199	Annaly Capital Management, Inc.	22,793
	Multi-Utilities — 0.1%
166	Consolidated Edison, Inc.	16,879
67	DTE Energy Co.	8,322
43	WEC Energy Group, Inc.	4,108
		29,309
	Office REITs — 0.4%
878	COPT Defense Properties	28,272
2,104	Easterly Government Properties, Inc.	28,530
746	Highwoods Properties, Inc.	25,021
393	Kilroy Realty Corp.	15,806
		97,629
	Oil, Gas & Consumable Fuels — 2.5%
1,242	Antero Midstream Corp.	17,848
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
569	Antero Resources Corp.(a)	$14,726
2,082	APA Corp.	49,135
277	Chevron Corp.	41,223
560	CNX Resources Corp.(a)	19,057
876	ConocoPhillips	95,957
222	Devon Energy Corp.	8,587
35	Diamondback Energy, Inc.	6,187
723	EOG Resources, Inc.	88,177
141	Expand Energy Corp.	11,945
625	Exxon Mobil Corp.	72,987
54	Hess Corp.	7,262
792	Kinder Morgan, Inc.	19,412
139	ONEOK, Inc.	13,466
388	Ovintiv, Inc.	15,210
730	Phillips 66	88,929
430	Range Resources Corp.	12,913
22	Texas Pacific Land Corp.	25,652
58	Valero Energy Corp.	7,526
285	Williams Cos., Inc.	14,925
		631,124
	Passenger Airlines — 0.4%
1,640	Delta Air Lines, Inc.	93,841
	Personal Care Products — 0.3%
68	Estee Lauder Cos., Inc., Class A	4,688
3,413	Kenvue, Inc.	78,260
		82,948
	Pharmaceuticals — 1.4%
440	Bristol-Myers Squibb Co.	24,539
41	Eli Lilly & Co.	34,019
108	Jazz Pharmaceuticals PLC(a)	11,883
410	Johnson & Johnson	65,543
687	Merck & Co., Inc.	70,294
228	Novartis AG, ADR	24,715
467	Novo Nordisk AS, ADR	52,281
902	Pfizer, Inc.	25,527
692	Roche Holding AG, ADR	26,856
106	Zoetis, Inc.	18,951
		354,608
	Professional Services — 0.5%
31	Automatic Data Processing, Inc.	8,966
183	Equifax, Inc.	48,499
239	Exponent, Inc.	22,557
202	Korn Ferry	14,271
72	Leidos Holdings, Inc.	13,188
40	Paychex, Inc.	5,573
82	Paylocity Holding Corp.(a)	15,135
		128,189
	Real Estate Management & Development — 0.5%
803	CBRE Group, Inc., Class A(a)	105,169
100	Jones Lang LaSalle, Inc.(a)	27,096
		132,265
	Residential REITs — 0.0%
51	AvalonBay Communities, Inc.	11,302
	Retail REITs — 0.2%
1,449	Brixmor Property Group, Inc.	39,050
48	Simon Property Group, Inc.	8,118
		47,168
	Semiconductors & Semiconductor Equipment — 3.4%
99	Advanced Micro Devices, Inc.(a)	14,263
115	Analog Devices, Inc.	25,658

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
63	Applied Materials, Inc.	$11,440
588	ARM Holdings PLC, ADR(a)	83,084
232	Broadcom, Inc.	39,387
675	Intel Corp.	14,526
217	Lattice Semiconductor Corp.(a)	10,993
164	Micron Technology, Inc.	16,343
214	MKS Instruments, Inc.	21,257
3,686	NVIDIA Corp.	489,353
84	Onto Innovation, Inc.(a)	16,660
442	QUALCOMM, Inc.	71,944
82	Silicon Laboratories, Inc.(a)	8,516
144	Synaptics, Inc.(a)	9,888
135	Texas Instruments, Inc.	27,427
		860,739
	Software — 3.8%
29	Adobe, Inc.(a)	13,864
20	ANSYS, Inc.(a)	6,408
380	Autodesk, Inc.(a)	107,844
37	Cadence Design Systems, Inc.(a)	10,216
419	Dynatrace, Inc.(a)	22,542
20	Intuit, Inc.	12,206
94	Manhattan Associates, Inc.(a)	24,756
617	Microsoft Corp.	250,718
1,028	Oracle Corp.	172,540
24	Palo Alto Networks, Inc.(a)	8,648
54	PTC, Inc.(a)	10,008
85	Qualys, Inc.(a)	10,135
53	Roper Technologies, Inc.	28,500
602	Salesforce, Inc.	175,405
22	ServiceNow, Inc.(a)	20,526
71	SPS Commerce, Inc.(a)	11,715
25	Synopsys, Inc.(a)	12,840
25	Tyler Technologies, Inc.(a)	15,140
227	Workday, Inc., Class A(a)	53,084
		967,095
	Specialized REITs — 0.1%
43	American Tower Corp.	9,182
51	Crown Castle, Inc.	5,482
32	Digital Realty Trust, Inc.	5,703
10	Equinix, Inc.	9,081
144	Weyerhaeuser Co.	4,487
		33,935
	Specialty Retail — 0.8%
86	Abercrombie & Fitch Co., Class A(a)	11,334
49	Asbury Automotive Group, Inc.(a)	11,164
85	Burlington Stores, Inc.(a)	21,061
75	Dick's Sporting Goods, Inc.	14,681
152	Floor & Decor Holdings, Inc., Class A(a)	15,664
105	Home Depot, Inc.	41,344
47	Lithia Motors, Inc.	15,621
61	Lowe's Cos., Inc.	15,972
60	Ross Stores, Inc.	8,383
268	TJX Cos., Inc.	30,292
156	Williams-Sonoma, Inc.	20,924
		206,440
	Technology Hardware, Storage & Peripherals — 0.8%
769	Apple, Inc.	173,725
293	Hewlett Packard Enterprise Co.	5,710
183	HP, Inc.	6,500
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
74	NetApp, Inc.	$8,533
80	Western Digital Corp.(a)	5,225
		199,693
	Textiles, Apparel & Luxury Goods — 0.3%
92	Crocs, Inc.(a)	9,919
60	Deckers Outdoor Corp.(a)	9,653
141	PVH Corp.	13,883
36	Ralph Lauren Corp.	7,126
2,272	Under Armour, Inc., Class A(a)	19,426
773	VF Corp.	16,009
		76,016
	Trading Companies & Distributors — 0.1%
64	Watsco, Inc.	30,273
	Water Utilities — 0.1%
157	American States Water Co.	12,946
39	American Water Works Co., Inc.	5,387
335	Essential Utilities, Inc.	12,931
		31,264
	Total Common Stocks (Identified Cost $11,739,460)	14,030,718

Principal Amount
Bonds and Notes — 4.5%
	Apartment REITs — 0.0%
$6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,463
	Automotive — 0.1%
10,000	Cummins, Inc., 5.150%, 2/20/2034	10,180
16,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	15,834
5,000	Lear Corp., 4.250%, 5/15/2029	4,828
5,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,403
		35,245
	Banking — 0.5%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,726
13,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	12,541
13,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	12,325
10,000	Citigroup, Inc., 4.600%, 3/09/2026	9,970
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,952
11,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,797
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	3,861
5,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	4,731
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,900
11,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	10,635
10,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	9,992
8,000	State Street Corp., 2.400%, 1/24/2030	7,138
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,238
9,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,935
		113,741
	Brokerage — 0.1%
10,000	BlackRock, Inc., 2.400%, 4/30/2030	8,920
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,676
		15,596

Principal Amount	Description	Value (†)
	Building Materials — 0.1%
$6,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$5,605
13,000	Owens Corning, 3.950%, 8/15/2029	12,462
		18,067
	Chemicals — 0.1%
13,000	Ecolab, Inc., 2.125%, 2/01/2032	10,965
1,000	LYB International Finance BV, 5.250%, 7/15/2043	930
		11,895
	Consumer Products — 0.0%
9,000	Procter & Gamble Co., 3.000%, 3/25/2030	8,378
	Diversified Manufacturing — 0.1%
10,000	Eaton Corp., 4.150%, 3/15/2033	9,566
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,335
		15,901
	Electric — 0.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,578
12,000	Entergy Corp., 0.900%, 9/15/2025	11,591
5,000	Exelon Corp., 4.050%, 4/15/2030	4,799
12,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	10,449
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,883
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,442
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,865
		45,607
	Environmental — 0.0%
5,000	Republic Services, Inc., 1.450%, 2/15/2031	4,098
9,000	Waste Management, Inc., 2.950%, 6/01/2041	6,721
		10,819
	Finance Companies — 0.1%
9,000	Ares Capital Corp., 3.250%, 7/15/2025	8,877
7,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,543
		15,420
	Food & Beverage — 0.2%
12,000	Coca-Cola Co., 1.450%, 6/01/2027	11,209
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,948
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,521
13,000	PepsiCo, Inc., 2.750%, 3/19/2030	11,857
		40,535
	Government Owned - No Guarantee — 0.1%
9,000	Equinor ASA, 3.625%, 4/06/2040	7,437
17,000	Federal National Mortgage Association, 6.625%, 11/15/2030	19,076
		26,513
	Health Care REITs — 0.1%
12,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	11,819
6,000	Welltower OP LLC, 2.800%, 6/01/2031	5,297
		17,116
	Health Insurance — 0.1%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,827
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,391
		16,218
	Healthcare — 0.1%
4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	3,938
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,849
5,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	4,994
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,820
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,521
		25,122
Principal Amount	Description	Value (†)
	Integrated Energy — 0.1%
$14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$13,907
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,797
		21,704
	Life Insurance — 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,139
9,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,324
7,000	MetLife, Inc., 5.375%, 7/15/2033	7,192
6,000	Prudential Financial, Inc., 3.935%, 12/07/2049	4,706
		23,361
	Media Entertainment — 0.0%
10,000	Netflix, Inc., 3.625%, 6/15/2025(b)	9,923
	Metals & Mining — 0.0%
7,000	Nucor Corp., 3.125%, 4/01/2032	6,218
	Midstream — 0.0%
8,000	Enbridge, Inc., 5.625%, 4/05/2034	8,135
	Mortgage Related — 1.1%
14,729	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	11,703
12,365	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	9,815
11,085	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	9,224
4,883	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	4,054
10,898	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	9,034
8,845	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	7,330
254	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	221
4,846	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	4,183
8,540	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	7,368
7,838	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	6,753
6,155	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	5,307
10,711	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	9,233
4,275	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	3,826
3,473	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	3,108
14,428	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	12,908
873	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	808
891	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	824
7,685	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	7,470
6,433	Federal National Mortgage Association, 2.000%, 7/01/2051	5,125
8,106	Federal National Mortgage Association, 2.000%, 8/01/2051	6,447
4,146	Federal National Mortgage Association, 2.000%, 10/01/2051	3,302
5,964	Federal National Mortgage Association, 2.500%, 2/01/2051	4,962
5,291	Federal National Mortgage Association, 2.500%, 8/01/2051	4,406
5,409	Federal National Mortgage Association, 2.500%, 9/01/2051	4,506
6,712	Federal National Mortgage Association, 2.500%, 2/01/2052	5,564
10,382	Federal National Mortgage Association, 2.500%, 4/01/2052	8,607
558	Federal National Mortgage Association, 3.000%, 4/01/2034	526
720	Federal National Mortgage Association, 3.000%, 6/01/2049	631
1,235	Federal National Mortgage Association, 3.000%, 12/01/2049	1,076
7,419	Federal National Mortgage Association, 3.000%, 5/01/2051	6,437

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$6,808	Federal National Mortgage Association, 3.000%, 4/01/2052	$5,874
13,401	Federal National Mortgage Association, 3.000%, 7/01/2052	11,555
935	Federal National Mortgage Association, 3.500%, 6/01/2049	846
479	Federal National Mortgage Association, 3.500%, 8/01/2049	433
4,119	Federal National Mortgage Association, 3.500%, 4/01/2052	3,685
15,312	Federal National Mortgage Association, 3.500%, 5/01/2052	13,701
343	Federal National Mortgage Association, 4.000%, 3/01/2050	321
3,527	Federal National Mortgage Association, 4.000%, 8/01/2052	3,260
5,275	Federal National Mortgage Association, 4.000%, 9/01/2052	4,879
11,193	Federal National Mortgage Association, 4.000%, 5/01/2053	10,346
264	Federal National Mortgage Association, 4.500%, 5/01/2049	254
101	Federal National Mortgage Association, 4.500%, 6/01/2049	97
4,543	Federal National Mortgage Association, 4.500%, 2/01/2053	4,318
1,837	Federal National Mortgage Association, 4.500%, 4/01/2053	1,745
930	Federal National Mortgage Association, 4.500%, 7/01/2053	884
9,453	Federal National Mortgage Association, 4.500%, 8/01/2053	8,978
10,127	Government National Mortgage Association, 3.000%, 6/20/2052	8,882
4,733	Government National Mortgage Association, 4.000%, 8/20/2053	4,408
5,642	Government National Mortgage Association, 5.000%, 7/20/2053	5,518
23,422	Government National Mortgage Association, 5.500%, 4/20/2053	23,349
		278,091
	Office REITs — 0.0%
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,792
	Oil Field Services — 0.0%
4,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	3,851
5,000	Schlumberger Investment SA, 4.850%, 5/15/2033	4,942
		8,793
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	4,113
	Pharmaceuticals — 0.1%
13,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	11,215
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,211
11,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	10,456
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,529
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,250
		31,661
	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,721
7,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	6,080
		8,801
Principal Amount	Description	Value (†)
	Railroads — 0.1%
$16,000	CSX Corp., 2.600%, 11/01/2026	$15,430
	Restaurants — 0.0%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,929
	Retail REITs — 0.0%
3,000	Realty Income Corp., 2.700%, 2/15/2032	2,574
5,000	Realty Income Corp., 3.400%, 1/15/2028	4,817
		7,391
	Retailers — 0.1%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,184
14,000	TJX Cos., Inc., 1.150%, 5/15/2028	12,515
4,000	Walmart, Inc., 4.100%, 4/15/2033	3,869
		23,568
	Technology — 0.3%
11,000	Adobe, Inc., 2.300%, 2/01/2030	9,844
6,000	Apple, Inc., 2.500%, 2/09/2025	5,962
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,287
8,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	7,672
5,000	Intel Corp., 2.450%, 11/15/2029	4,400
11,000	International Business Machines Corp., 4.000%, 6/20/2042	9,179
7,000	NVIDIA Corp., 2.850%, 4/01/2030	6,451
8,000	Oracle Corp., 2.950%, 5/15/2025	7,916
12,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,628
6,000	QUALCOMM, Inc., 4.500%, 5/20/2052	5,228
10,000	Salesforce, Inc., 1.500%, 7/15/2028	9,017
6,000	Texas Instruments, Inc., 4.900%, 3/14/2033	6,067
		84,651
	Treasuries — 0.6%
17,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	8,542
11,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	8,084
10,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	7,098
29,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	21,967
33,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	25,902
15,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	11,513
19,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	14,497
8,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	7,802
42,000	U.S. Treasury Notes, 0.375%, 11/30/2025	40,262
		145,667
	Utility Other — 0.0%
11,000	Essential Utilities, Inc., 4.276%, 5/01/2049	9,045
	Wireless — 0.0%
9,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,590
	Wirelines — 0.1%
6,000	AT&T, Inc., 3.650%, 6/01/2051	4,362
17,000	Verizon Communications, Inc., 2.650%, 11/20/2040	11,880
		16,242
	Total Bonds and Notes (Identified Cost $1,189,307)	1,146,741

Shares	Description	Value (†)
Exchange-Traded Funds — 7.9%
25,166	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,926,145)	$2,004,975

Mutual Funds — 12.9%
84,386	WCM Focused Emerging Markets Fund, Institutional Class	1,251,448
79,488	WCM Focused International Growth Fund, Institutional Class	2,012,632
	Total Mutual Funds (Identified Cost $3,259,285)	3,264,080

Affiliated Mutual Funds — 15.9%
67,739	Loomis Sayles Inflation Protected Securities Fund, Class N	652,326
40,747	Loomis Sayles Limited Term Government and Agency Fund, Class N	439,662
102,590	Mirova Global Green Bond Fund, Class N	896,639
159,506	Mirova International Sustainable Equity Fund, Class N	2,014,562
	Total Affiliated Mutual Funds (Identified Cost $4,135,399)	4,003,189

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$841,671	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $841,741 on 11/01/2024 collateralized by $847,200 U.S. Treasury Note, 4.375% due 7/31/2026 valued at $859,393 including accrued interest(c) (Identified Cost $841,671)	$841,671
	Total Investments — 100.1% (Identified Cost $23,091,267)	25,291,374
	Other assets less liabilities — (0.1)%	(34,650)
	Net Assets — 100.0%	$25,256,724

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of Rule 144A holdings amounted to $24,743 or 0.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$487,199	$181,966	$15,775	$188	$(1,252)	$652,326	67,739	$17,149
Loomis Sayles Limited Term Government and Agency Fund, Class N	327,649	125,826	13,251	203	(765)	439,662	40,747	12,370
Mirova Global Green Bond Fund, Class N	670,717	228,667	27,507	1,957	22,805	896,639	102,590	—
Mirova International Sustainable Equity Fund, Class N	1,519,028	446,853	55,952	11,281	93,352	2,014,562	159,506	529
	$3,004,593	$983,312	$112,485	$13,629	$114,140	$4,003,189	370,582	$30,048

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$14,030,718	$ —	$ —	$14,030,718
Bonds and Notes(a)	—	1,146,741	—	1,146,741
Exchange-Traded Funds	2,004,975	—	—	2,004,975
Mutual Funds	3,264,080	—	—	3,264,080

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$4,003,189	$ —	$ —	$4,003,189
Short-Term Investments	—	841,671	—	841,671
Total Investments	$23,302,962	$1,988,412	$—	$25,291,374

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2024 (Unaudited)
Equity	84.4%
Fixed Income	12.4
Short-Term Investments	3.3
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%